Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation to Key Management Personnel for Employee Services

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Management fees, directors, and consulting fees	312	341	240
Share-based payments	346	264	3

	658	605	243

Number of persons	6	11	8